Digital Assets (Details Narrative)	9 Months Ended
Sep. 30, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying value of digital assets	$ 323,207
Impairment of Intangible assets	$ 0